Statement of Operations	3 Months Ended
Jun. 07, 2017 USD ($) $ / shares shares
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENT IN CRYPTOCURRENCY
NET LOSS	$ (766,181)
The Crypto Company, Inc. [Member]
NET REALIZED GAIN ON INVESTMENT IN CRYPTOCURRENCY
Net realized gain from investment in cryptocurrency	82,640
SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES
Share based compensation	580,000
Professional services	548,551
General and administrative expenses	60,804
Wages and taxes	20,147
Depreciation	253
Total Selling, General and Administrative Expenses	1,209,755
OPERATING LOSS	(1,127,115)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENT IN CRYPTOCURRENCY
Net change in unrealized appreciation on investment in cryptocurrency	361,734
LOSS BEFORE PROVISION FOR INCOME TAXES	(765,381)
PROVISION FOR INCOME TAXES	800
NET LOSS	$ (766,181)
Net loss per common share - basic and diluted | $ / shares	$ (1.80)
Weighyed average common shares outstanding - basic and diluted | shares	425,292